Segment reporting (Tables)	6 Months Ended
Mar. 31, 2024
Segment reporting
Summary of revenue from major product categories
	For the six months ended March 31,
	2024	2023
Activated carbon	$31,285,396	$22,655,110
Biomass electricity	-	20,007
Total	$31,285,396	$22,675,117